Appendix 3 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Time in Arrears (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 3,469,608	$ 3,008,544
Accounts receivable for finance lease	913	584
Other receivables, Current	240,644	225,823
Trade and other current receivables	3,711,141	3,234,935
Trade receivables, Non-current	464,855	289,361
Accounts receivable for finance lease, Non current	13,742	8,214
Other receivables, Non-current	246,619	281,163
Total, Non Current	724,851	578,524
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,307,971	3,693,052
Other receivables, Current	241,477	231,310
Trade and other current receivables	4,550,361	3,924,946
Trade receivables, Non-current	497,193	354,376
Other receivables, Non-current	273,419	281,333
Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(838,363)	(684,508)
Accounts receivable for finance lease	(24)	(16)
Other receivables, Current	(833)	(5,487)
Trade receivables, Non-current	(32,338)	(65,015)
Accounts receivable for finance lease, Non current	(365)	(214)
Other receivables, Non-current	(26,800)	(170)
Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,570,386	2,115,947
Accounts receivable for finance lease	913	584
Trade and other current receivables	2,811,919	2,342,338
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,598,215	2,135,722
Other receivables, Current	241,477	231,310
Current [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(27,829)	(19,775)
Accounts receivable for finance lease	(24)	(16)
Other receivables, Current	(833)	(5,487)
1 - 90 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	539,492	555,004
1 - 90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	569,756	580,640
1 - 90 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(30,264)	(25,636)
91 - 180 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	124,013	92,337
91 - 180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	164,762	124,262
91 - 180 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(40,749)	(31,925)
More Than 181 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	235,717	245,256
More Than 181 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	975,238	852,428
More Than 181 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ (739,521)	$ (607,172)